Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 3,389	$ 1,579
Prepaid expenses and other current assets, allowance	784	713
Available for sale securities non current	150,788	130,539
Accounts payable, consolidated variable interest entity without recourse	126,153	79,890
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	912,317	800,716
Dividend payable (including dividend payable of the consolidated variable interest entities without recourse	0	0
Income taxes payable, consolidated variable interest entity without recourse	139,837	114,618
Amounts due to related parties, consolidated variable interest entity without recourse	88	405
Deferred revenue, consolidated variable interest entity without recourse	2,236,560	1,951,555
Operating Lease Liability-current, consolidated variable interest entity without recourse	280,888	251,600
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	13,826	13,956
Unsecured senior notes non current, consolidated variable interest entities without recourse	0	0
Operating Lease Liability non current consolidated variable interest entity without recourse	$ 558,321	$ 529,550
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,712,060,870	1,714,218,870
Common stock, shares outstanding	1,549,068,783	1,580,288,613